SUBSIDIARY PUBLIC ISSUERS - Balance Sheet (Details) - USD ($) $ in Millions	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019
Disclosure of subsidiaries [line items]
Current assets	$ 2,989		$ 1,742
Long-term assets	48,132		47,980
Current liabilities	3,484		2,761
Long-term liabilities	25,906		25,194
Preferred equity	21,731	$ 21,434	21,767	$ 18,365	$ 18,599	$ 20,480
Non-controlling interests
Disclosure of subsidiaries [line items]
Non-controlling interests	17,256		16,894
Participating non-controlling interests – in operating subsidiaries
Disclosure of subsidiaries [line items]
Non-controlling interests	11,644		11,100
Preferred equity	11,644	11,604	11,100	9,995	9,996	11,086
Participating non-controlling interests – in a holding subsidiary – Redeemable/Exchangeable units held by Brookfield
Disclosure of subsidiaries [line items]
Non-controlling interests	2,439		2,721
Preferred equity	2,439	2,466	2,721	2,820	2,925	3,317
BEPC exchangeable shares
Disclosure of subsidiaries [line items]
Non-controlling interests	2,159		2,408
Preferred equity	2,159	2,184	2,408
Preferred equity
Disclosure of subsidiaries [line items]
Non-controlling interests	624		609
Preferred equity	624	617	609	$ 571	$ 551	$ 597
Perpetual subordinated notes
Disclosure of subsidiaries [line items]
Non-controlling interests	340		0
Preferred equity	340	$ 0	0
Preferred limited partners' equity
Disclosure of subsidiaries [line items]
Preferred equity	1,028		1,028
Brookfield Renewable
Disclosure of subsidiaries [line items]
Current assets	46		44
Long-term assets	4,482		4,879
Current liabilities	42		39
Long-term liabilities	0		0
Brookfield Renewable | Participating non-controlling interests – in operating subsidiaries
Disclosure of subsidiaries [line items]
Non-controlling interests	0		0
Brookfield Renewable | Participating non-controlling interests – in a holding subsidiary – Redeemable/Exchangeable units held by Brookfield
Disclosure of subsidiaries [line items]
Non-controlling interests	0		0
Brookfield Renewable | BEPC exchangeable shares
Disclosure of subsidiaries [line items]
Non-controlling interests	0		0
Brookfield Renewable | Preferred equity
Disclosure of subsidiaries [line items]
Preferred equity	0		0
Brookfield Renewable | Perpetual subordinated notes
Disclosure of subsidiaries [line items]
Preferred equity	0
Brookfield Renewable | Preferred limited partners' equity
Disclosure of subsidiaries [line items]
Preferred equity	1,028		1,028
BRP Equity
Disclosure of subsidiaries [line items]
Current assets	427		416
Long-term assets	263		256
Current liabilities	7		7
Long-term liabilities	0		0
BRP Equity | Participating non-controlling interests – in operating subsidiaries
Disclosure of subsidiaries [line items]
Non-controlling interests	0		0
BRP Equity | Participating non-controlling interests – in a holding subsidiary – Redeemable/Exchangeable units held by Brookfield
Disclosure of subsidiaries [line items]
Non-controlling interests	0		0
BRP Equity | BEPC exchangeable shares
Disclosure of subsidiaries [line items]
Non-controlling interests	0		0
BRP Equity | Preferred equity
Disclosure of subsidiaries [line items]
Preferred equity	624		609
BRP Equity | Perpetual subordinated notes
Disclosure of subsidiaries [line items]
Preferred equity	0
BRP Equity | Preferred limited partners' equity
Disclosure of subsidiaries [line items]
Preferred equity	0		0
Finco
Disclosure of subsidiaries [line items]
Current assets	2,228		2,173
Long-term assets	5		6
Current liabilities	39		39
Long-term liabilities	2,191		2,132
Finco | Participating non-controlling interests – in operating subsidiaries
Disclosure of subsidiaries [line items]
Non-controlling interests	0		0
Finco | Participating non-controlling interests – in a holding subsidiary – Redeemable/Exchangeable units held by Brookfield
Disclosure of subsidiaries [line items]
Non-controlling interests	0		0
Finco | BEPC exchangeable shares
Disclosure of subsidiaries [line items]
Non-controlling interests	0		0
Finco | Preferred equity
Disclosure of subsidiaries [line items]
Preferred equity	0		0
Finco | Perpetual subordinated notes
Disclosure of subsidiaries [line items]
Preferred equity	0
Finco | Preferred limited partners' equity
Disclosure of subsidiaries [line items]
Preferred equity	0		0
Subsidiary Credit Supporters
Disclosure of subsidiaries [line items]
Current assets	586		568
Long-term assets	29,588		31,329
Current liabilities	6,975		6,535
Long-term liabilities	114		214
Subsidiary Credit Supporters | Participating non-controlling interests – in operating subsidiaries
Disclosure of subsidiaries [line items]
Non-controlling interests	0		0
Subsidiary Credit Supporters | Participating non-controlling interests – in a holding subsidiary – Redeemable/Exchangeable units held by Brookfield
Disclosure of subsidiaries [line items]
Non-controlling interests	2,439		2,721
Subsidiary Credit Supporters | BEPC exchangeable shares
Disclosure of subsidiaries [line items]
Non-controlling interests	0		0
Subsidiary Credit Supporters | Preferred equity
Disclosure of subsidiaries [line items]
Preferred equity	0		0
Subsidiary Credit Supporters | Perpetual subordinated notes
Disclosure of subsidiaries [line items]
Preferred equity	340
Subsidiary Credit Supporters | Preferred limited partners' equity
Disclosure of subsidiaries [line items]
Preferred equity	1,039		1,039
Other Subsidiaries
Disclosure of subsidiaries [line items]
Current assets	3,507		1,770
Long-term assets	47,754		47,886
Current liabilities	3,268		2,276
Long-term liabilities	23,603		22,851
Other Subsidiaries | Participating non-controlling interests – in operating subsidiaries
Disclosure of subsidiaries [line items]
Non-controlling interests	11,644		11,100
Other Subsidiaries | Participating non-controlling interests – in a holding subsidiary – Redeemable/Exchangeable units held by Brookfield
Disclosure of subsidiaries [line items]
Non-controlling interests	0		0
Other Subsidiaries | BEPC exchangeable shares
Disclosure of subsidiaries [line items]
Non-controlling interests	2,159		2,408
Other Subsidiaries | Preferred equity
Disclosure of subsidiaries [line items]
Preferred equity	0		0
Other Subsidiaries | Perpetual subordinated notes
Disclosure of subsidiaries [line items]
Preferred equity	0
Other Subsidiaries | Preferred limited partners' equity
Disclosure of subsidiaries [line items]
Preferred equity	0		0
Consolidating adjustments
Disclosure of subsidiaries [line items]
Current assets	(3,805)		(3,229)
Long-term assets	(33,960)		(36,376)
Current liabilities	(6,847)		(6,135)
Long-term liabilities	(2)		(3)
Consolidating adjustments | Participating non-controlling interests – in operating subsidiaries
Disclosure of subsidiaries [line items]
Non-controlling interests	0		0
Consolidating adjustments | Participating non-controlling interests – in a holding subsidiary – Redeemable/Exchangeable units held by Brookfield
Disclosure of subsidiaries [line items]
Non-controlling interests	0		0
Consolidating adjustments | BEPC exchangeable shares
Disclosure of subsidiaries [line items]
Non-controlling interests	0		0
Consolidating adjustments | Preferred equity
Disclosure of subsidiaries [line items]
Preferred equity	0		0
Consolidating adjustments | Perpetual subordinated notes
Disclosure of subsidiaries [line items]
Preferred equity	0
Consolidating adjustments | Preferred limited partners' equity
Disclosure of subsidiaries [line items]
Preferred equity	$ (1,039)		$ (1,039)